31. NET SALES (Tables)	12 Months Ended
Dec. 31, 2018
Net Sales Tables Abstract
Schedule of net sales

	12.31.18	Restated 12.31.17	Restated 12.31.16
Gross sales
Brazil	20,651.2	19,350.0	18,621.1
Halal	9,040.7	7,494.3	6,877.2
International	4,963.1	5,796.0	6,289.3
Other segments	958.4	895.5	941.7
	35,613.4	33,535.8	32,729.3

Sales deductions
Brazil	(4,366.4)	(4,161.4)	(3,813.1)
Halal	(747.4)	(800.3)	(650.6)
International	(195.9)	(182.5)	(289.2)
Other segments	(115.3)	(77.5)	(92.5)
	(5,425.0)	(5,221.7)	(4,845.4)

Net sales
Brazil	16,284.8	15,188.6	14,808.0
Halal	8,293.3	6,694.0	6,226.6
International	4,676.2	5,613.5	6,000.1
Other segments	843.1	818.0	849.2
	30,188.4	28,314.1	27,883.9